Note 11 - Equity - Assumptions (Details)		12 Months Ended
	Jul. 08, 2023	Dec. 31, 2023	Dec. 31, 2022
Risk free rate		4.35%	4.50%
Dividend yield		0.00%	0.00%
Expected volatility		86.00%	86.00%
Expected term (in years) (Year)		3 years	3 years
Expected life (in years) (Year)	5 years	5 years	5 years